Schedule of Investments (unaudited)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.2%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$233,722
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	324,694
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	287,268
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,351,579
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,349,218
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	712,637
Alameda County Transportation Commission RB, 4.00%, 03/01/22	1,265	1,277,146
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	3,560,988
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,210,417
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,452,119
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	230,290
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,727,176
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	581,779
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,392,433
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,316,021
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,465,050
4.00%, 04/01/47 (Call 04/01/27)	3,500	4,013,977
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,957,499
5.00%, 04/01/28	400	500,154
VRDN,2.00%, 04/01/53 (Put 04/01/24)(b)(c)	1,955	2,008,436
VRDN,2.13%, 04/01/53 (Put 04/01/25)(b)(c)	1,200	1,251,483
Series A, VRDN,2.95%, 04/01/47 (Put 04/01/26)(b)(c)	750	809,142
Series B, VRDN,2.85%, 04/01/47 (Put 04/01/25)(b)(c)	750	800,696
Series C, VRDN,2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,050	1,051,719
Series D2, VRDN,0.03%, 04/01/47 (Put 12/07/21)(b)(c)	2,200	2,200,000
Series F-1, 5.00%, 04/01/27 (PR 04/01/23)	1,000	1,016,096
Series F-1, 5.00%, 04/01/28 (PR 04/01/23)	1,200	1,219,315
Series F-1, 5.00%, 04/01/31 (PR 04/01/23)	1,360	1,381,890
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	9,041,480
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,723,874
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	531,950
Series S-4, 5.00%, 04/01/38 (PR 04/01/24)	595	633,021
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	4,750	5,053,529
Series S-4, 5.25%, 04/01/48 (PR 10/01/23)	250	266,805
Series S-4, 5.25%, 04/01/53 (PR 04/01/24)	1,000	1,067,207
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,206,298
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	620	654,437
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,498,063
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,429,542
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,130,192
5.00%, 10/01/49 (Call 04/01/26)	250	289,720
5.25%, 04/01/40	1,480	2,242,342
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,356,332
Series T-1, 5.00%, 03/15/39	700	1,025,722
Series U-3, 5.00%, 06/01/43	2,360	3,583,322
Series U-6, 5.00%, 05/01/45	5,010	7,687,685
Series U-7, 5.00%, 06/01/46	2,650	4,104,777
Series V-1, 5.00%, 05/01/29	500	647,793
Security	Par (000)	Value

California (continued)
Series V-1, 5.00%, 05/01/49	$7,260	$11,494,781
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	1,500	1,560,407
5.00%, 10/01/23	675	733,676
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,858,952
5.00%, 10/01/28 (Call 04/01/28)	545	686,376
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,233,782
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,477,554
5.00%, 10/01/48 (Call 04/01/28)	125	154,791
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,868,884
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	583,201
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	268,871
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	348,992
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,008,726
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,712,336
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	924,911
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	849,841
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,250,082
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	609,372
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	702,639
California State Public Works Board RB
5.00%, 06/01/26 (Call 06/01/22)	625	640,011
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,328,129
Series A, 5.00%, 09/01/22	575	595,722
Series A, 5.00%, 04/01/23 (Call 10/01/22)	1,000	1,015,926
Series A, 5.00%, 04/01/24 (Call 04/01/23)	1,350	1,371,501
Series A, 5.00%, 04/01/26 (Call 04/01/23)	1,450	1,473,093
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,516,834
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,075	1,206,906
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,419,479
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,473,626
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,523,890
Series A, 5.00%, 04/01/32 (Call 04/01/23)	405	411,450
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,120,074
Series A, 5.00%, 04/01/34 (Call 04/01/23)	510	518,122
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,118,617
Series A, 5.00%, 04/01/37 (Call 10/01/22)	1,000	1,015,926
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	732,749
Series B, 5.00%, 10/01/23	180	195,439
Series B, 5.00%, 10/01/25	1,000	1,168,315
Series B, 5.00%, 10/01/27	340	420,883
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	308,510
Series B, 5.00%, 05/01/35 (Call 05/01/31)	1,500	1,993,058
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,234,959
Series C, 5.00%, 11/01/24	1,155	1,308,358
Series C, 5.00%, 11/01/27	850	1,054,441
Series C, 5.00%, 11/01/29	1,530	1,982,538
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,886,577
Series D, 5.00%, 06/01/25	350	404,388
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	362,871
Series D, 5.00%, 12/01/27 (Call 06/01/22)	975	975,000
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,000,000
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	954,370
Series F, 5.00%, 05/01/22	940	958,845
Series F, 5.00%, 05/01/23	795	848,179
Series F, 5.00%, 05/01/25	300	345,632
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	1,066,002
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	401,056

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 11/01/23 (Call 11/01/22)	$250	$261,043
Series G, 5.00%, 11/01/26 (Call 11/01/23)	270	281,926
Series G, 5.00%, 11/01/27 (Call 05/01/23)	670	699,594
Series G, 5.00%, 11/01/30 (Call 11/01/23)	1,040	1,085,937
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	500,000
Series G, 5.00%, 11/01/37 (Call 11/01/23)	1,350	1,409,630
Series I, 5.00%, 11/01/24 (Call 11/01/23)	1,275	1,386,547
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,159,705
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,458,582
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	1,045,853
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,765,805
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,623,140
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/23)	200	207,008
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	759,967
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,778,742
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	565,372
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	223,327
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,048,548
Series A, 5.00%, 11/01/22	3,245	3,388,639
Series A, 5.00%, 11/01/23	665	725,054
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,717,870
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	453,587
Series A, 5.00%, 11/01/27 (Call 05/01/26)	2,085	2,482,899
Series A, 5.00%, 11/01/27 (PR 11/01/23)	2,015	2,104,003
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	454,220
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,015	1,206,749
Series A, 5.00%, 11/01/29 (PR 11/01/24)	200	227,102
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	637,016
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	573,442
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,927,678
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	612,218
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,779,053
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,271,056
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	584,688
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,703,292
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,248,513
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	549,926
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	592,410
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,780	2,172,094
Series A, 5.00%, 11/01/37 (PR 05/01/23)	325	339,355
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,330	1,548,531
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,954,474
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	567,685
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	764,415
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,935,072
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,247,895
Series A, 5.00%, 11/01/44 (PR 11/01/24)	1,290	1,464,614
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	889,821
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,508,683
Series A, 5.00%, 11/01/47 (Call 05/01/27)	605	732,555
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,050	5,021,732
Series B-3, VRDN,4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,245	3,411,087
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,000	3,530,768
Serise A, 5.00%, 11/01/22	100	104,426
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	289,539
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,319,337
Security	Par (000)	Value

California (continued)
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	$300	$331,659
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	270,729
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,095,851
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	267,949
Series D, 0.00%, 08/01/26(a)	545	519,758
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,148,755
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,147,427
Series 2016, 5.00%, 08/01/24 (PR 08/01/23)	115	124,021
Series 2016, 5.00%, 08/01/27 (PR 08/01/24)	500	539,220
Series 2016, 5.00%, 08/01/29 (PR 08/01/24)	1,500	1,617,660
Series 2016, 5.00%, 08/01/31 (PR 08/01/24)	2,800	3,019,632
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,497,841
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,153,959
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,230,303
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	545,691
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,290	9,350,604
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	150	160,967
Series R1, 5.00%, 06/15/25	1,315	1,526,862
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	590,211
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,904,087
Series R-1, 5.00%, 06/15/22	1,660	1,703,492
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,515,063
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,803,873
City of Los Angeles CA RB, 4.00%, 06/23/22	5,000	5,109,027
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	571,934
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,610,998
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,531,754
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,234,263
Series B, 5.00%, 06/01/22	250	256,040
Series B, 5.00%, 06/01/23	735	787,196
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	972,904
Series B, 5.00%, 06/01/27	250	309,072
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	173,978
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,021,554
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	511,597
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,044,853
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,244,087
Series A, 5.00%, 05/15/26	1,000	1,194,223
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,391,767
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,000	1,293,353
Series A, 5.00%, 05/15/39 (Call 11/15/29)	3,430	4,423,643
Series B, 4.00%, 05/15/40 (Call 05/15/30)	1,000	1,192,793
Series B, 5.00%, 05/15/25	1,135	1,311,491
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,311,251
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	510,752
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,100	2,788,425
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,438,792
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,705	3,492,674
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	579,033
Series C, 5.00%, 05/15/25	500	577,750

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 05/15/38 (Call 05/15/25)	$1,750	$1,999,440
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,873,992
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,298,989
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	572,896
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,191,567
City of Sacramento CA Water Revenue RB, Series WTR REV, 5.00%, 09/01/42 (PR 09/01/24)	2,380	2,577,843
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,035	1,194,460
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,870,106
5.00%, 11/01/24	2,115	2,400,450
5.00%, 11/01/27 (Call 11/01/26)	1,925	2,331,634
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,691,207
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,328,737
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,023,104
Series A, 4.00%, 11/01/39 (PR 05/01/23)	460	467,358
Series A, 4.00%, 11/01/41 (PR 05/01/23)	740	751,681
Series A, 4.00%, 11/01/50 (Call 11/01/30)	1,490	1,777,770
Series A, 5.00%, 11/01/32 (PR 05/01/23)	1,525	1,555,702
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,193,129
Series A, 5.00%, 11/01/33 (PR 05/01/23)	1,000	1,020,133
Series A, 5.00%, 11/01/37 (PR 05/01/23)	780	795,704
Series A, 5.00%, 11/01/43 (PR 05/01/23)	1,105	1,127,247
Series A, 5.00%, 11/01/50 (Call 11/01/30)	3,500	4,511,747
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	4,244,916
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,232,719
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	1,200	1,384,736
Series REF, 5.00%, 11/01/32 (Call 05/01/25)	1,000	1,148,801
Series REF, 5.00%, 11/01/36 (Call 05/01/25)	800	917,576
City of San Jose CA GO
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	4,180,438
Series A, 5.00%, 09/01/42 (Call 03/01/31)	6,075	7,995,645
Series A, 5.00%, 09/01/43 (Call 03/01/31)	2,000	2,627,185
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	3,315,836
Series C, 5.00%, 09/01/28	370	472,370
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	1,084,538
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	115	129,764
Series D, 4.00%, 08/01/40 (Call 08/01/25)	135	150,946
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	332,526
4.00%, 08/01/32 (Call 08/01/25)	2,500	2,824,335
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,721,209
5.00%, 08/01/31 (Call 08/01/25)	2,335	2,723,552
Series A, 4.00%, 08/01/38 (PR 08/01/24)	1,500	1,594,072
Series A, 5.00%, 08/01/24 (Call 08/01/23)	565	609,615
Series A, 5.00%, 08/01/38 (PR 08/01/24)	1,860	2,007,522
Series B, 0.00%, 08/01/27 (AGM)(a)	320	302,039
Series B, 0.00%, 08/01/28 (AGM)(a)	150	138,656
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	574,620
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	547,769
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,682,808
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 02/01/24)	3,475	3,750,613
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,357,495
Series B2, 4.00%, 08/01/22	1,425	1,461,426
Security	Par (000)	Value

California (continued)
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	$5,775	$7,540,344
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,178,759
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,227,180
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	941,435
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	255,514
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	868,796
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	578,691
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,184,166
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,145,470
East Bay Municipal Utility District Water System
Revenue RB
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,000	1,158,417
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	289,604
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	346,958
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	621,476
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,313,384
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,219,950
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	947,815
Series B, 5.00%, 06/01/22	205	209,911
Series B, 5.00%, 06/01/23	1,435	1,537,130
Series B, 5.00%, 06/01/24	850	949,629
Series B, 5.00%, 06/01/25	325	376,978
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,709,127
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,228,390
Series C, 4.00%, 06/01/45 (Call 06/01/25)	2,410	2,677,311
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,838,626
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,957,704
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,219,498
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	565,767
Series C, 0.00%, 08/01/32(a)	700	589,690
Series C, 0.00%, 08/01/33(a)	125	102,979
Series C, 0.00%, 08/01/34(a)	2,050	1,649,219
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	276,502
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	1,510	1,721,619
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,000	2,250,670
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	139,924
Series C, 0.00%, 08/01/46(a)	985	518,709
Series C, 0.00%, 08/01/51(a)	1,155	555,488
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,471,622
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	5,771,575
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	607,348
0.00%, 01/15/34 (AGM)(a)	3,500	2,740,263
0.00%, 01/15/35 (AGM)(a)	300	228,469
Series A, 0.00%, 01/01/23 (ETM)(a)	225	224,213
Series A, 0.00%, 01/15/23 (AGM)(a)	500	496,612
Series A, 0.00%, 01/01/25 (ETM)(a)	880	866,068

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 0.00%, 01/01/26 (ETM)(a)	$1,165	$1,133,477
Series A, 0.00%, 01/01/28 (ETM)(a)	440	414,515
Series A, 0.00%, 01/01/29 (ETM)(a)	500	462,733
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	290,179
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	1,101,326
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	2,154,181
Series A, 4.00%, 01/15/46 (Call 01/15/31)	10,000	11,653,580
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,262,837
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,735,810
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,190,433
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,322,899
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,185,937
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,118,072
5.00%, 08/01/22	175	180,646
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	4,382,104
Series A, 4.00%, 08/01/46 (Call 08/01/27)	5,405	6,264,464
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,220,173
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	396,499
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	140	137,600
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,153,742
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,141,874
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,150,911
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	588,625
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,196,743
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	241,397
Series B, 5.00%, 08/01/39 (PR 08/01/23)	2,120	2,188,253
Series C, 4.00%, 08/01/22	865	887,111
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	464,594
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	347,248
Long Beach Unified School District GO
Series B, 3.00%, 08/01/48 (Call 08/01/29)	650	688,696
Series B, 3.00%, 08/01/50 (Call 08/01/29)	5,345	5,652,715
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	589,027
Series B, 5.00%, 08/01/22	2,000	2,064,253
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,185,332
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	102,958
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,206,356
Series A, 5.00%, 08/01/23	835	901,081
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,415,204
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	263,947
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	527,894
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	5,059,917
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	5,351,943
Series A, 5.00%, 08/01/31 (PR 08/01/25)	525	589,668
Series C, 5.00%, 08/01/22	745	769,036
Series C, 5.00%, 08/01/25	345	403,047
Series C, 5.00%, 06/01/26	2,395	2,871,260
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	918,393
Security	Par (000)	Value

California (continued)
Series K, 4.00%, 08/01/34 (Call 08/01/26)	$1,000	$1,152,389
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,667,658
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,675,119
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	580,109
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,247,729
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	930	1,134,435
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,515,908
Series A, 5.00%, 07/01/23	770	827,995
Series A, 5.00%, 06/01/24	1,475	1,648,671
Series A, 5.00%, 07/01/24	1,945	2,181,247
Series A, 5.00%, 06/01/25	1,045	1,212,920
Series A, 5.00%, 06/01/26	245	294,204
Series A, 5.00%, 06/01/27	310	383,628
Series A, 5.00%, 06/01/28	1,000	1,270,733
Series A, 5.00%, 07/01/28 (Call 07/01/27)	175	216,417
Series A, 5.00%, 06/01/30	1,500	1,999,786
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,653,096
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	1,978,675
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,307,895
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	316,390
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	3,975,626
Series A, 5.00%, 06/01/33 (Call 06/01/31)	3,520	4,768,104
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,222,354
Series A, 5.00%, 06/01/36 (Call 06/01/30)	2,750	3,609,362
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,221,934
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,696,794
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,526,108
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,651,086
Series A, 5.00%, 07/01/40 (Call 07/01/31)	5,625	7,489,918
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,916,599
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,493,063
Series A, 5.00%, 07/01/46 (Call 07/01/31)	1,490	1,957,399
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 02/01/23)	170	174,346
5.00%, 08/01/42 (Call 02/01/23)	500	516,098
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	563,846
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,113,516
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	616,060
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,268,420
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	930,299
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	579,409
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	389,062
Series A, 5.00%, 07/01/24 (Call 01/01/23)	1,045	1,097,775
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	919,777
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,466,861
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,217,233
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,136,113
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	969,688
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	707,605
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	614,959
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	832,835
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,883,408
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,159,827

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/47 (Call 01/01/27)	$1,000	$1,195,035
Series B, 5.00%, 01/01/22 (Call 12/31/21)	3,040	3,040,000
Series B, 5.00%, 07/01/23	1,695	1,822,168
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	360,901
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,025	1,100,337
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,734,097
Series B, 5.00%, 07/01/26 (Call 06/01/26)	640	766,006
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,074,326
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	627,900
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	536,584
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	1,024,718
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	2,241,126
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,597,115
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,700	3,801,387
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,023,514
Series C, 5.00%, 07/01/23	100	107,532
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,010	1,131,287
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,239,072
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,214,039
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,888,697
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,726,777
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,118,950
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	554,842
Series E, 5.00%, 07/01/23	585	629,061
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	554,842
Los Angeles Department of Water & Power RB
5.00%, 07/01/37 (Call 07/01/31)	1,000	1,339,445
5.00%, 07/01/40 (Call 07/01/31)	2,000	2,656,727
Series A, 5.00%, 07/01/27	2,900	3,580,963
Series A, 5.00%, 07/01/29	1,500	1,941,759
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	3,059,570
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,500	3,249,446
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,291,957
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,865	6,240,228
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,888,697
Los Angeles Department of Water & Power Water System Revenue RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,555,951
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,404,349
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,283,955
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,402,145
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,807,845
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,219,364
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,275	2,920,151
Series B, 4.00%, 07/01/27	415	490,774
Series B, 5.00%, 07/01/23	290	311,842
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,415	2,593,698
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	559,080
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	628,868
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,590,638
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	536,667
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,088,794
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	3,015,659
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	290,392
Series B, 5.00%, 07/01/49 (Call 01/01/31)	2,000	2,586,884
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	3,283,737
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,000	3,910,664
Los Angeles Unified School District/CA GO
4.00%, 07/01/46 (Call 01/01/32)	1,500	1,805,029
5.00%, 07/01/27	1,250	1,544,290
Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/22	$3,300	$3,392,983
Series A, 5.00%, 07/01/23	3,560	3,827,545
Series A, 5.00%, 07/01/24	3,970	4,446,743
Series A, 5.00%, 07/01/25	5,045	5,857,130
Series A, 5.00%, 07/01/26	5,535	6,642,046
Series A, 5.00%, 07/01/27	3,500	4,324,012
Series A, 5.00%, 07/01/28	2,750	3,483,900
Series A, 5.00%, 07/01/29	1,850	2,397,970
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,152,106
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,558,071
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,191,509
Series B-1, 4.00%, 07/01/24	740	809,863
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	620,645
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	619,423
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,472,586
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,229,918
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,472,107
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	1,088,616
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,233,308
Series C, 4.00%, 07/01/40 (Call 07/01/30)	1,750	2,092,149
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,117,337
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	513,723
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	2,006,767
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	834,922
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	4,210,542
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	2,500	2,997,660
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	1,200	1,434,616
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	6,225	7,366,148
Series RYQ, 5.00%, 07/01/28	1,000	1,266,873
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	643,112
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,817,556
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	250	107,523
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	472,977
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	5,531,269
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	395	414,229
Series A, 2.50%, 07/01/26	230	249,715
Series A, 5.00%, 07/01/22	2,305	2,370,222
Series A, 5.00%, 07/01/24	1,000	1,119,811
Series A, 5.00%, 07/01/26	1,000	1,201,515
Series A, 5.00%, 07/01/27	790	977,945
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	577,014
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,726,845
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,167,253
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,075	1,376,827
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,573,711
Series A, 5.00%, 07/01/40 (Call 07/01/25)	1,525	1,754,037
Series A, 5.00%, 10/01/45 (Call 10/01/29)	1,085	1,385,839
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	5,792,929
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	514,108
Series B, 5.00%, 08/01/23 (Call 07/01/23)	800	860,412
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,210,883
Series C, 5.00%, 10/01/27	975	1,218,289
Series C, 5.00%, 07/01/38 (Call 07/01/30)	3,000	3,933,432
Series E, 5.00%, 07/01/23	220	236,643
Series G, 5.00%, 07/01/28 (Call 07/01/22)	720	740,158

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	$3,000	$3,591,315
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	453,376
Series E, 5.00%, 06/01/37 (Call 08/01/23)	2,000	2,064,117
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,181,040
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,572,241
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,060,493
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	290,501
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,372,043
Series B, 5.00%, 11/01/24	375	425,612
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,611,531
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	600,248
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,260,900
Newport Mesa Unified School District GO
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	462,293
Series 2005, 0.00%, 08/01/34(a)	1,715	1,384,920
Series 2005, 0.00%, 08/01/36(a)	1,915	1,467,729
Series 2005, 0.00%, 08/01/38(a)	500	362,635
Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,043,880
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,402,086
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	7,623,275
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,414,418
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,272,139
5.00%, 02/15/30 (Call 02/15/29)	500	638,896
5.00%, 02/15/41 (Call 02/15/29)	500	627,282
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	7,300	7,453,708
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,428,461
Series C, 5.00%, 08/15/25	175	204,437
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,836,355
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	282,818
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,216,801
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	341,271
Series D, 0.00%, 08/01/42(a)	200	128,529
Series D, 0.00%, 08/01/46(a)	1,300	703,426
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,409,021
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,219,505
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,123,527
Poway Unified School District GO
0.00%, 08/01/33(a)	250	204,061
0.00%, 08/01/35(a)	500	388,435
0.00%, 08/01/36(a)	1,000	756,482
0.00%, 08/01/38(a)	755	539,508
0.00%, 08/01/46(a)	3,450	1,753,565
Series A, 0.00%, 08/01/31(a)	790	675,175
Series A, 0.00%, 08/01/32(a)	380	317,420
Series B, 0.00%, 08/01/34(a)	645	513,716
Security	Par (000)	Value

California (continued)
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	$4,170	$5,702,857
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	592,074
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	499,196
Series A, 5.25%, 06/01/39 (PR 06/01/24)	1,450	1,559,295
Series A, 5.75%, 06/01/48 (PR 06/01/24)	1,000	1,080,485
Series B, 0.00%, 06/01/41(a)	2,500	1,570,806
Series B, 5.00%, 06/01/24	685	763,287
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	385,576
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,240,487
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,883,535
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,237,191
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	2,114,132
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	1,154	1,388,943
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	2,500	2,989,271
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,312,842
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	2,520	2,966,728
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,149,241
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,173,787
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	839,179
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/28	1,000	1,283,861
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,731,119
Series A, 5.00%, 12/01/27	750	938,827
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	3,302,373
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,103,212
Series A, 5.00%, 12/01/50 (Call 12/01/30)	875	1,130,156
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,328,197
Series A, VRDN,5.00%, 08/15/49 (Put 10/17/23)(b)(c)	3,245	3,450,029
Series B, VRDN,5.00%, 08/15/49 (Put 10/15/25)(b)(c)	1,000	1,149,208
Series D, 5.00%, 08/15/22	325	336,164
Series E, 5.00%, 08/15/23	450	486,733
Series E, 5.00%, 08/15/24	500	563,013
Series F, 5.00%, 08/15/22	135	139,637
Series F, 5.00%, 08/15/23	1,000	1,081,629
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,299,185
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,276,749
Series H, 4.00%, 08/15/40 (Call 08/15/30)	1,275	1,542,582
Series H, 4.00%, 08/15/45 (Call 08/15/30)	5,375	6,414,751
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,000	3,853,607
Series I, 5.00%, 08/15/27	1,000	1,242,012
Series K, 5.25%, 07/01/24 (AMBAC)	190	205,113
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	596,294
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,635,921
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,753,433
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,613,315
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	577,456
5.00%, 08/01/22	100	103,213

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/23 (PR 08/01/22)	$1,070	$1,104,449
5.00%, 08/01/24	500	561,874
5.00%, 08/01/27 (Call 08/01/26)	500	602,069
5.00%, 08/01/28 (Call 08/01/26)	530	637,379
5.00%, 08/01/28 (PR 08/01/23)	770	794,790
5.00%, 08/01/30 (Call 08/01/26)	650	780,363
5.00%, 08/01/31 (Call 08/01/26)	2,035	2,441,058
5.00%, 08/01/41 (Call 08/01/26)	500	591,675
Series 2002, 5.00%, 08/01/30 (PR 08/01/24)	250	269,828
Series 2006, 5.00%, 08/01/43 (PR 08/01/24)	9,995	10,787,734
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	2,379,845
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,893,854
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,507,291
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,203,839
Series A, 5.00%, 07/01/43 (PR 07/01/24)	255	274,037
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	496,228
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	493,288
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,559,371
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,543,261
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	4,275	5,034,588
Series A, 5.00%, 04/01/22	500	508,082
Series A, 5.00%, 10/01/22	1,500	1,560,407
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,346,397
Series A, 5.00%, 04/01/42 (PR 04/01/23)	1,500	1,524,144
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,303,458
Series A, 5.00%, 04/01/48 (PR 04/01/23)	4,500	4,572,431
Series A, 5.00%, 04/01/48 (PR 04/01/25)	400	443,754
Series B, 5.00%, 04/01/48 (Call 04/01/31)	3,000	3,891,928
San Diego County Water Authority RB
5.00%, 05/01/24	1,135	1,263,519
5.00%, 05/01/25	1,250	1,446,123
5.00%, 05/01/31 (PR 11/01/23)	605	631,900
5.00%, 05/01/34 (PR 11/01/23)	500	522,232
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,000	5,050,897
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/22	650	664,309
5.00%, 05/15/23	985	1,053,387
5.00%, 05/15/25	1,000	1,156,992
Series A, 4.00%, 08/01/45 (Call 08/01/30)	2,130	2,542,218
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	595,896
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	620,368
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,143,730
Series B, 5.00%, 08/01/22	315	325,141
Series B, 5.00%, 08/01/23	165	178,000
Series B, 5.00%, 08/01/24	1,000	1,121,757
Series B, 5.00%, 08/01/25	250	290,969
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,803,135
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	840	752,788
Series C, 0.00%, 07/01/35(a)	300	236,629
Series C, 0.00%, 07/01/36(a)	1,240	947,704
Series C, 0.00%, 07/01/38(a)	1,930	1,386,001
Series C, 0.00%, 07/01/39(a)	1,100	768,021
Series C, 0.00%, 07/01/42(a)	215	137,293
Series C, 0.00%, 07/01/45(a)	2,780	1,617,903
Series C, 0.00%, 07/01/46(a)	500	282,480
Series C, 0.00%, 07/01/47(a)	1,100	603,359
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	916,632
Security	Par (000)	Value

California (continued)
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	$1,100	$1,290,279
Series C, 5.00%, 07/01/35 (PR 07/01/24)	2,450	2,632,908
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	1,125,804
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	500	591,014
Series D-2, 5.00%, 07/01/22	1,560	1,603,862
Series E, 0.00%, 07/01/32(a)	690	590,185
Series E, 0.00%, 07/01/42(a)	1,340	1,321,971
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	3,131,425
Series E, 0.00%, 07/01/49(a)	4,000	2,067,716
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,720,195
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	446,508
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,300,043
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,217,068
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,362,447
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,174,048
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	2,000	2,124,470
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	3,226,016
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	3,345	4,007,292
Series R-1, 0.00%, 07/01/31(a)	1,820	1,595,599
Series R-2, 0.00%, 07/01/40(a)	800	968,938
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	542,288
Series R-3, 5.00%, 07/01/23	375	403,120
Series R-4, 5.00%, 07/01/24	325	364,207
Series R-4, 5.00%, 07/01/26 (Call 07/01/25)	400	465,322
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	406,885
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	209,115
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	574,294
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	200	229,386
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 02/01/24)	250	265,739
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	221,860
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,159,327
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	3,036,375
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	3,962,498
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,202,370
Series C, 5.00%, 08/01/37 (PR 08/01/24)	1,925	2,077,678
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	4,462,901
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,222,736
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,516,510
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,267,920
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,155,805
Series A, 5.00%, 07/01/36 (PR 07/01/22)	505	519,157
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,100	1,121,866
Series A, 5.00%, 05/01/22	365	372,378
Series A, 5.00%, 05/01/26	1,000	1,190,839
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,755,430
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	465,569
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,910,369
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	265,583
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	3,053,943
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,806,500
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,701,683
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,176,921
Series D, 5.00%, 05/01/24	1,025	1,139,485
Series D, 5.00%, 05/01/25	250	288,210

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series E, 5.00%, 05/01/48 (Call 05/01/28)	$2,000	$2,456,299
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	918,481
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,167,098
Series A, 5.00%, 10/01/46 (Call 10/01/31)	1,000	1,321,291
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	978,939
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,175	2,239,642
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,235,330
Series C, VRDN,2.13%, 10/01/48 (Put 10/01/23)(b)(c)	2,070	2,120,153
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,249,801
4.00%, 02/01/26	1,400	1,603,360
San Francisco Municipal Transportation Agency RB 4.00%, 03/01/46 (Call 03/01/27)	740	836,736
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,853,962
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	565,061
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/22 (ETM)(a)	220	219,965
0.00%, 01/01/23 (ETM)(a)	450	448,669
0.00%, 01/01/26 (ETM)(a)	280	273,312
0.00%, 01/01/28 (ETM)(a)	750	705,705
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	383,929
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	842,659
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,942,240
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,183,754
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/25)	2,500	2,752,357
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/24)	1,010	1,081,567
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,799,099
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	348,235
San Juan Unified School District GO, Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,715,856
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	600,673
Series B, 0.00%, 08/01/38(a)	565	400,421
Series B, 0.00%, 08/01/47(a)	500	268,902
Series B, 0.00%, 08/01/51(a)	1,500	715,100
Series C, 5.00%, 08/01/40 (PR 08/01/24)	480	529,959
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 03/01/26)	775	906,744
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	289,405
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,724,545
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	1,093,810
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,886,630
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	510,104
5.00%, 08/01/49 (Call 08/01/29)	880	1,117,731
Series B, 5.00%, 08/01/25	4,740	5,518,659
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,557,537
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	519,285
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,915	2,299,307
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,741,515
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	351,344
Security	Par (000)	Value

California (continued)
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	$4,500	$5,115,273
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,273,446
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,624,831
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,750,646
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	663,097
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	812,427
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,590	4,441,288
Series B, 4.00%, 08/01/44 (PR 02/01/25)	1,000	1,098,090
Santa Monica-Malibu Unified School District GO 3.00%, 08/01/49 (Call 08/01/27)	1,500	1,585,135
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	1,170,081
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,295,176
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,135	2,233,640
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,121,334
Southern California Public Power Authority RB
Series A, 5.00%, 07/01/22	370	380,403
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,391,270
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,091,025
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	740,833
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,099,725
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,145,792
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,298,450
Series C, 0.00%, 08/01/41(a)	650	422,309
Series C, 0.00%, 08/01/46(a)	1,000	513,958
Series D, 5.00%, 08/01/44 (PR 02/01/26)	500	583,329
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	4,515	4,606,263
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,508,402
4.00%, 12/01/35 (Call 06/01/31)	4,015	5,020,364
5.00%, 12/01/28	1,000	1,285,430
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,465,960
Series AS, 5.00%, 12/01/21	785	785,000
Series AS, 5.00%, 12/01/22	1,695	1,776,603
Series AS, 5.00%, 12/01/22 (ETM)	10	10,474
Series AS, 5.00%, 12/01/23	250	273,515
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,280	2,595,960
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	1,055	1,203,003
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,606,762
Series AS, 5.00%, 12/01/29 (PR 12/01/24)	4,325	4,931,743
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,144,188
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,262,820
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,279,009
Series AX, 5.00%, 12/01/21	200	200,000
Series AX, 5.00%, 12/01/22	500	524,072
Series AX, 5.00%, 12/01/24	1,265	1,439,895
Series BA, 5.00%, 12/01/24	140	159,356
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	3,232,354
Series BB, 5.00%, 12/01/25	175	206,402
Series BB, 5.00%, 12/01/26	1,750	2,131,681
Series BB, 5.00%, 12/01/28	2,010	2,583,714
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,694,872

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California GO
2.00%, 11/01/22	$5,450	$5,541,482
2.38%, 12/01/43 (Call 12/01/30)	925	936,143
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,992,340
3.00%, 12/01/22	400	411,290
3.00%, 10/01/32 (Call 04/01/23)	820	841,846
3.00%, 10/01/34 (Call 10/01/29)	1,865	2,068,018
3.00%, 10/01/35 (Call 10/01/29)	1,850	2,042,861
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,496,394
3.00%, 03/01/46 (Call 03/01/30)	1,000	1,076,727
3.00%, 03/01/50 (Call 03/01/30)	505	540,035
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,611,740
4.00%, 05/01/23	1,050	1,105,888
4.00%, 03/01/24	1,500	1,623,664
4.00%, 04/01/24	1,155	1,253,543
4.00%, 10/01/24	3,000	3,306,869
4.00%, 03/01/25	475	529,464
4.00%, 11/01/25	235	266,609
4.00%, 10/01/27	1,740	2,059,406
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,672,139
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,084,175
4.00%, 09/01/34 (Call 09/01/26)	800	916,691
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,113,571
4.00%, 10/01/35 (Call 04/01/31)	3,235	3,993,950
4.00%, 03/01/36 (Call 03/01/30)	7,000	8,447,758
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,289,255
4.00%, 10/01/36 (Call 10/01/29)	4,125	4,957,638
4.00%, 09/01/37 (Call 09/01/26)	3,505	4,008,340
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,339,611
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,198,650
4.00%, 11/01/38 (Call 11/01/30)	1,500	1,820,574
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,787,790
4.00%, 03/01/40 (Call 03/01/30)	2,195	2,621,625
4.00%, 10/01/44 (Call 10/01/29)	5,170	6,094,182
4.00%, 11/01/44 (Call 11/01/24)	975	1,066,002
4.00%, 03/01/45 (Call 03/01/25)	500	546,645
4.00%, 08/01/45 (Call 08/01/25)	250	276,258
4.00%, 03/01/46 (Call 03/01/30)	1,960	2,312,674
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,730,588
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,690,711
5.00%, 02/01/22	2,600	2,620,824
5.00%, 04/01/22	1,750	1,778,227
5.00%, 09/01/22	1,000	1,036,269
5.00%, 10/01/22	12,020	12,503,977
5.00%, 11/01/22	2,000	2,088,340
5.00%, 12/01/22	1,835	1,923,344
5.00%, 08/01/23	955	1,029,910
5.00%, 09/01/23	3,720	4,025,817
5.00%, 10/01/23	1,300	1,411,752
5.00%, 11/01/23	1,675	1,825,251
5.00%, 12/01/23	500	546,819
5.00%, 02/01/24 (Call 02/01/22)	370	372,926
5.00%, 03/01/24	150	165,723
5.00%, 08/01/24	750	842,384
5.00%, 09/01/24	3,530	3,977,630
5.00%, 10/01/24	2,455	2,775,190
5.00%, 11/01/24	1,910	2,165,991
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,486,111
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,053,807
5.00%, 03/01/25	250	286,716
Security	Par (000)	Value

California (continued)
5.00%, 04/01/25	$2,700	$3,105,625
5.00%, 08/01/25	2,910	3,385,727
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,728,559
5.00%, 10/01/25	1,550	1,813,463
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,253,425
5.00%, 11/01/25	1,100	1,290,513
5.00%, 11/01/25 (Call 11/01/23)	300	326,548
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,094,481
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,432,708
5.00%, 04/01/26	3,085	3,665,589
5.00%, 08/01/26	6,460	7,755,603
5.00%, 08/01/26 (Call 08/01/25)	1,775	2,065,178
5.00%, 09/01/26	400	481,439
5.00%, 10/01/26	2,000	2,413,234
5.00%, 10/01/26 (Call 10/01/24)	750	846,909
5.00%, 10/01/26 (Call 04/01/26)	2,250	2,669,198
5.00%, 02/01/27 (Call 02/01/23)	1,835	1,935,952
5.00%, 03/01/27 (Call 03/01/25)	1,375	1,574,059
5.00%, 04/01/27	1,000	1,224,017
5.00%, 08/01/27	1,685	2,081,102
5.00%, 08/01/27 (Call 08/01/25)	525	609,995
5.00%, 08/01/27 (Call 08/01/26)	500	600,024
5.00%, 09/01/27 (Call 09/01/26)	3,490	4,198,737
5.00%, 10/01/27	4,770	5,917,026
5.00%, 10/01/27 (Call 04/01/23)	450	478,318
5.00%, 11/01/27	570	708,585
5.00%, 11/01/27 (Call 11/01/23)	700	763,356
5.00%, 04/01/28	2,000	2,504,963
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,161,103
5.00%, 08/01/28 (Call 08/01/26)	8,135	9,758,236
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,938,209
5.00%, 09/01/28 (Call 09/01/26)	2,190	2,634,738
5.00%, 10/01/28	8,525	10,809,139
5.00%, 11/01/28	3,960	5,030,972
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,020,983
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,055,015
5.00%, 04/01/29	4,375	5,614,428
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,230,707
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,126,648
5.00%, 10/01/29	1,500	1,945,602
5.00%, 10/01/29 (Call 04/01/23)	6,550	6,960,374
5.00%, 10/01/29 (Call 04/01/26)	750	888,673
5.00%, 11/01/29 (Call 11/01/27)	4,980	6,171,292
5.00%, 12/01/29	1,390	1,809,108
5.00%, 04/01/30	350	460,553
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,280,175
5.00%, 08/01/30 (Call 08/01/27)	610	750,732
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,258,861
5.00%, 10/01/30	3,000	3,990,791
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,176,584
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,799,527
5.00%, 02/01/31 (Call 02/01/23)	500	503,954
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,420,737
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,310,928
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,405,114
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,181,484
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,261,556
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,238,564
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,264,819
5.00%, 11/01/31 (Call 11/01/30)	4,000	5,327,950

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 02/01/32 (Call 02/01/23)	$1,500	$1,511,863
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,268,212
5.00%, 04/01/32	4,000	5,474,706
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,215,196
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,607,670
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,125,586
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,291,905
5.00%, 10/01/32 (Call 04/01/31)	1,145	1,531,655
5.00%, 12/01/32 (Call 06/01/26)	500	595,986
5.00%, 02/01/33 (Call 08/01/22)	1,000	1,007,909
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,105,926
5.00%, 03/01/33 (Call 03/01/30)	2,500	3,264,555
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,334,739
5.00%, 04/01/33 (Call 04/01/29)	840	1,069,356
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,352,518
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,764,618
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,802,278
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,538,468
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,583,071
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,721,853
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,260,280
5.00%, 12/01/34 (Call 12/01/30)	1,750	2,325,221
5.00%, 03/01/35 (Call 03/01/30)	1,500	1,953,235
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,542,921
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,806,635
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,295,295
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,777,723
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,508,079
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,359,283
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,395,784
5.00%, 11/01/36 (Call 11/01/27)	3,290	4,053,517
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,647,940
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,479,983
5.00%, 10/01/37 (Call 10/01/31)	2,000	2,686,774
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,254,966
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,784,622
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,680,675
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,400,967
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,920,399
5.00%, 04/01/42 (Call 04/01/22)	1,470	1,492,666
5.00%, 09/01/42 (Call 09/01/22)	935	967,688
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,070,485
5.00%, 11/01/43 (Call 11/01/23)	4,725	5,130,785
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,889,077
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,770,514
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,183,514
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,595,588
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,326,432
5.00%, 11/01/47 (Call 11/01/27)	800	979,467
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,527,655
5.25%, 09/01/22	2,815	2,922,350
5.25%, 10/01/22	600	625,407
5.25%, 02/01/23	500	529,383
5.25%, 08/01/32 (AGM)	1,825	2,530,005
Series A, 5.00%, 10/01/24	3,525	3,984,743
Series B, 5.00%, 09/01/22	1,220	1,264,248
Series B, 5.00%, 08/01/24	815	915,390
Series B, 5.00%, 09/01/24	2,945	3,318,447
Series B, 5.00%, 09/01/25	1,880	2,193,467
Series B, 5.00%, 08/01/26	2,280	2,737,272
Security	Par (000)	Value

California (continued)
Series B, 5.00%, 09/01/26	$790	$950,841
Series B, 5.00%, 11/01/29	1,550	2,013,909
Series B, 5.00%, 11/01/31 (Call 11/01/30)	1,000	1,331,988
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	66,003
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	283,922
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	544,482
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	556,566
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	910,406
University of California RB
Series AF, 5.00%, 05/15/22	500	511,053
Series AF, 5.00%, 05/15/24 (Call 05/15/23)	675	720,840
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,662,219
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,064,435
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,065,038
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,518,455
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	4,465	4,771,610
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	133,483
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	545,743
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	205	228,371
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,564,898
Series AO, 5.00%, 05/15/22	1,420	1,451,390
Series AO, 5.00%, 05/15/23	1,020	1,090,817
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,487,204
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	462,349
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,449,768
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,145,854
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,146,195
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,525,085
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	568,612
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,345,644
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,993,771
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,813,579
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,464,832
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,226,436
Series AY, 5.00%, 05/15/25	300	346,985
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,226,908
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,611,772
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,682,843
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	574,514
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	936,894
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,580,168
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	308,067
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	624,213
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,139,484
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,201,936
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	792,627
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,935,553
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	1,500	1,756,395
Series BE, 5.00%, 05/15/35 (Call 05/15/30)	1,000	1,306,193
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	3,000	3,858,744
Series BH, 3.00%, 05/15/22	100	101,306
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	1,133,965
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	3,020	3,585,611
Series G, 5.00%, 05/15/24 (PR 05/15/22)	15	15,328
Series G, 5.00%, 05/15/25 (PR 05/15/22)	485	495,613
Series G, 5.00%, 05/15/26 (PR 05/15/22)	240	245,252
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	398,517
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	342,330

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 05/15/37 (Call 05/15/22)	$710	$725,506
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	674,441
Series G, 5.00%, 05/15/42 (Call 11/15/22)	3,050	3,116,609
Series I, 5.00%, 05/15/24	290	322,961
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	404,555
Series I, 5.00%, 05/15/29 (Call 05/15/25)	200	230,876
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,182,613
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	620,958
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,347,038
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	593,474
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	283,846
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,222,117
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,810,926
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	301,380
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	595,290
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,226,007
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	632,298
Series Q, 4.00%, 05/15/37 (Call 05/15/31)	2,360	2,877,552
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	7,390	9,596,165
Series S, 5.00%, 05/15/24 (Call 05/15/22)	520	531,356
Series S, 5.00%, 05/15/25 (Call 05/15/22)	515	526,247
Series S, 5.00%, 05/15/26 (Call 05/15/22)	260	265,678
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	522,085
West Valley-Mission Community College District GO
Series A, 4.00%, 08/01/22	715	733,326
Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	277,420
William S Hart Union High School District GO Series A, 0.00%, 08/01/33(a)	990	810,890
Security	Par/ Shares (000)	Value

California (continued)
Series B, 0.00%, 08/01/34 (AGM)(a)	$1,250	$1,003,099
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	248,142
Series C, 4.00%, 08/01/38 (PR 02/01/24)	500	531,357
		1,906,551,429
Total Municipal Debt Obligations — 99.2%
(Cost: $1,824,943,693)		1,906,551,429

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.00%(d)(e)	13,978	13,986,213

Total Short-Term Investments — 0.8%
(Cost: $13,986,213)		13,986,213

Total Investments in Securities — 100.0%
(Cost: $1,838,929,906)		1,920,537,642

Other Assets, Less Liabilities — 0.0%		912,087

Net Assets — 100.0%		$1,921,449,729

(a)	Zero-coupon bond.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$11,563,561	$2,422,651	(a)	$—	$7,212	$(7,211)	$13,986,213	13,978	$659	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2021

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,906,551,429	$—	$1,906,551,429
Money Market Funds	13,986,213	—	—	13,986,213
	$13,986,213	$1,906,551,429	$—	$1,920,537,642

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate	GO	General Obligation
AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM-CR	AGM Insured Custodial Receipt	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity